Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Note 8. Earnings Per Common Share

	For the three months ended March 31,
	2015	2014
	(unaudited)	(unaudited)
Numerator:
Net income attributable to Pangaea Logistics Solutions Ltd.	$7,599,929	$-
Net income attributable to Bulk Partners (Bermuda) Ltd.	-	6,593,285
Less: dividends declared on convertible redeemable preferred stock	-	(1,782,277)
Less: allocation of earnings to preferred shareholders	-	(2,535,149)

Total earnings allocated to common stock	$7,599,929	$2,275,859
Denominator:
Weighted-average number of shares of common stock outstanding	34,756,980	13,421,955	(1)

Basic and Diluted EPS - common stock	$0.22	$0.17

(1) Bulk Partners historical weighted average number of shares outstanding multiplied by the exchange ratio established in the Merger Agreement.

NOTE 5 - LOSS PER SHARE

The computation of basic earnings per common share and diluted earnings per common share was as follows:

	December 31, 2014	December 31, 2013
Numerator:
Net loss attributable to Pangaea Logistics Solutions Ltd.	$(12,128,449)	$-
Net income attributable to Bulk Partners (Bermuda) Ltd.	-	15,452,369
Less: dividends declared on convertible redeemable preferred stock	(6,303,747)	(6,288,456)
Less: modification of conversion price	-	-
Less: beneficial conversion	(11,776,661)	(8,959,421)	(i)
Less: settlement of accrued dividends	-	(45,843)
Less: settlement of notes	-	(1,429,217)
Less: fair value adjustment	-	(7,517,915)

Total (losses) allocated to common stock	$(30,208,857)	$(8,788,483)
Denominator:
Weighted-average number of shares of common stock outstanding	18,726,308	13,421,955

Basic and Diluted EPS - common stock	$(1.61)	$(0.65)

(i)
The full value of the beneficial conversion adjustment to net income for purposes of calculating EPS is $8,959,421, however retained earnings are reduced by $4,927,423, with the remaining amount as an offset to the increase in additional paid-in capital.